GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Deficit	$ (253,628)	$ (199,959)	$ (160,860)	$ (78,928)	$ (78,928)	$ (85,582)	$ (65,889)
Net Current Liabilities	319,657		245,683			$ 106,899
Going Concern [Member]
Shareholders' Deficit	(253,628)		(160,860)
Net Current Liabilities	$ 281,001		$ 160,860